Segmental reporting	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Segmental reporting	Segmental reporting

Presentation of segmental reporting
Operating segments are reported in a manner consistent with the internal reporting provided to the Executive Committee, which is responsible for allocating resources and assessing performance of the operating segments, and has been identified as the chief operating decision-maker. All transactions between business segments are conducted on an arm’s-length basis. Income and expenses directly associated with each segment are included in determining business segment performance.
Barclays is a British universal bank diversified by business, geography and income type, serving consumer and wholesale customers and clients globally. In addition to its rooting in the UK, Barclays also has a strong presence in the US.

The Group presents its financial disclosures through the following five operating segments (plus Head Office):
•Barclays UK broadly represents businesses that sit within the UK ring-fenced bank entity, Barclays Bank UK PLC, and comprises Retail
Banking (which includes Personal Banking and Barclaycard Consumer UK) and Business Banking
•Barclays UK Corporate Bank brings together lending, trade and working capital, liquidity, payments and FX solutions for UK corporate clients with an annual turnover from £6.5 million and higher, excluding those clients that form part of the FTSE 350, which are included within the IB
•Barclays Private Bank and Wealth Management serves UK and international private banking clients, providing a range of investment, banking and lending products alongside expert advice. It also serves UK wealth management and UK digital investing clients offering a range of financial services
•Barclays Investment Bank incorporates the Global Markets, Investment Banking and International Corporate Banking businesses, serving FTSE 350, multinationals and financial institution clients that are regular users of Investment Bank services
•Barclays US Consumer Bank is a co-branded credit card issuer and financial services partner in the United States for travel, entertainment, retail and affinity institutions. It offers co-branded, small business and private label credit cards, instalment loans, online savings accounts and certificates of deposits
The tables below also include Head Office, which comprises central support, central treasury operations, Barclays Execution Services assets, the Payment Acceptance business and legacy businesses

Analysis of results by business
	Barclays UK	Barclays UK Corporate Bank	Barclays Private Bank & Wealth Management	Barclays Investment Bank	Barclays US Consumer Bank	Head Office	Group results
	£m	£m	£m	£m	£m	£m	£m
For the year ended 31 December 2025
Net interest income	7,653	1,480	799	1,334	2,820	415	14,501
Non-interest income	1,055	584	581	11,721	861	(163)	14,639
Total income	8,708	2,064	1,380	13,055	3,681	252	29,140
Of which inter-segmental income/(expense)	(5)	1,868	1,840	(3,577)	(6)	(120)	—
Operating costs	(4,746)	(989)	(994)	(7,927)	(1,637)	(747)	(17,040)
UK regulatory levies	(85)	(29)	(10)	(181)	—	(8)	(313)
Litigation and conduct	(51)	(39)	(9)	(28)	(8)	(257)	(392)
Total operating expenses	(4,882)	(1,057)	(1,013)	(8,136)	(1,645)	(1,012)	(17,745)
Other net income[1]	—	—	—	—	—	23	23
Profit/(loss) before impairment	3,826	1,007	367	4,919	2,036	(737)	11,418
Credit impairment (charges)/ releases	(413)	(37)	8	(305)	(1,521)	(11)	(2,279)
Profit/(loss) before tax	3,413	970	375	4,614	515	(748)	9,139
Total assets (£bn)	299.6	71.3	41.9	1,072.4	34.6	24.4	1,544.2
Total liabilities (£bn)	280.3	103.7	80.4	965.9	25.4	10.2	1,465.9
Number of employees (full time equivalent)	17,900	1,900	2,100	7,200	2,300	61,600	93,000
Average number of employees (full time equivalent)							93,100
Average number of employees (headcount)							94,700
Note:
1Other net income represents the share of post-tax results of associates and joint ventures and the profit or loss on disposal of subsidiaries, associates and joint ventures.

	Barclays UK	Barclays UK Corporate Bank	Barclays Private Bank & Wealth Management	Barclays Investment Bank	Barclays US Consumer Bank	Head Office	Group results
	£m	£m	£m	£m	£m	£m	£m
For the year ended 31 December 2024
Net interest income	6,627	1,206	767	1,031	2,659	646	12,936
Non-interest income	1,647	574	542	10,774	667	(352)	13,852
Total income	8,274	1,780	1,309	11,805	3,326	294	26,788
Of which inter-segmental income/(expense)	(29)	2,379	2,148	(3,909)	(8)	(581)	—
Operating costs	(4,235)	(935)	(911)	(7,666)	(1,612)	(836)	(16,195)
UK regulatory levies	(78)	(37)	(9)	(187)	—	(9)	(320)
Litigation and conduct	(16)	(1)	—	(55)	(14)	(134)	(220)
Total operating expenses	(4,329)	(973)	(920)	(7,908)	(1,626)	(979)	(16,735)
Other net income[1]	—	—	—	—	—	37	37
Profit/(loss) before impairment	3,945	807	389	3,897	1,700	(648)	10,090
Credit impairment charges	(365)	(76)	(6)	(123)	(1,293)	(119)	(1,982)
Profit/(loss) before tax	3,580	731	383	3,774	407	(767)	8,108
Total assets (£bn)	299.8	61.2	34.1	1,053.9	35.4	33.8	1,518.2
Total liabilities (£bn)	284.1	94.4	75.0	952.1	24.5	15.6	1,445.7
Number of employees (full time equivalent)	18,000	1,900	1,900	7,100	2,300	61,800	93,000
Average number of employees (full time equivalent)							91,300
Average number of employees (headcount)							92,900

	Barclays UK	Barclays UK Corporate Bank	Barclays Private Bank & Wealth Management	Barclays Investment Bank	Barclays US Consumer Bank	Head Office	Group results
	£m	£m	£m	£m	£m	£m	£m
For the year ended 31 December 2023
Net interest income	6,431	1,160	768	1,393	2,604	353	12,709
Non-interest income	1,156	610	440	9,642	664	157	12,669
Total income	7,587	1,770	1,208	11,035	3,268	510	25,378
Of which inter-segmental income/(expense)	(73)	1,524	1,707	(2,590)	(5)	(563)	—
Operating costs	(4,393)	(905)	(795)	(7,619)	(1,650)	(1,352)	(16,714)
UK bank levy	(30)	(8)	(4)	(123)	—	(14)	(180)
Litigation and conduct	8	1	2	5	(6)	(48)	(37)
Total operating expenses	(4,415)	(912)	(797)	(7,737)	(1,656)	(1,414)	(16,931)
Other net expenses[1]	—	(3)	—	—	—	(6)	(9)
Profit/(loss) before impairment	3,172	855	411	3,298	1,612	(910)	8,438
Credit impairment (charges)/releases	(304)	27	(4)	(102)	(1,438)	(60)	(1,881)
Profit/(loss) before tax	2,868	882	407	3,196	174	(970)	6,557
Total assets (£bn)	293.1	61.5	32.0	1,019.2	33.6	38.1	1,477.5
Total liabilities (£bn)	264.2	85.9	60.9	904.5	21.1	69.0	1,405.6
Number of employees (full time equivalent)	6,800	1,800	2,100	7,100	600	74,000	92,400
Average number of employees (full time equivalent)							92,900
Average number of employees (headcount)							94,800
Note:
1Other net income represents the share of post-tax results of associates and joint ventures and the profit or loss on disposal of subsidiaries, associates and joint ventures.
Inter-segmental income/(expense) refers to the internal charging of revenues between different business segments, reflecting how resources such as funding, capital, or services are utilised across the organisation. Segments that operate with a net customer deposit position contribute surplus deposits as a funding source for other Group segment activities.

Income by geographic region[1]
	2025	2024	2023
For the year ended 31 December	£m	£m	£m
United Kingdom	15,811	13,927	13,295
Americas	9,541	8,772	8,109
Europe	2,269	2,734	2,517
Asia	1,433	1,273	1,370
Africa and Middle East	86	82	87
Total	29,140	26,788	25,378

Income from individual countries which represent more than 5% of total income[1]
	2025	2024	2023
For the year ended 31 December	£m	£m	£m
United Kingdom	15,811	13,927	13,295
United States	9,388	8,614	7,911
Note:
1The geographical analysis is based on the location of the office where the transactions are recorded.